EIP RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Equipment Installment Plan Receivables

The following table summarizes the unbilled EIP receivables:

	As of December 31, 2017	As of December 31, 2016
EIP receivables, gross	$36,311	$36,403
Unamortized imputed interest	(2,600)	(2,327)

EIP receivables, net of unamortized imputed interest	$33,711	$34,076

Allowance for doubtful accounts	(1,722)	(1,092)

EIP receivables, net	$31,989	$32,984

Classified on the balance sheet as:	As of December 31, 2017	As of December 31, 2016
Equipment installment plan receivables, net	$17,190	$20,246
Long-term equipment installment plan receivables	14,799	12,738

EIP receivables, net	$31,989	$32,984

Equipment Installment Plan Receivables Credit Categories

The balances of EIP receivables on a gross basis by credit category as of the period presented were as follows:

	As of December 31, 2017	As of December 31, 2016
Prime	$25,869	$28,902
Subprime	10,442	7,501

Total EIP receivables, gross	$36,311	$36,403

Carrying Amount of Unbilled EIP Receivables

The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2017	December 31, 2016
Beginning balance of EIP receivables, net	$32,984	$28,467
Additions	74,385	86,167
Billings and payments	(36,243)	(33,595)
Sales of EIP receivables	(39,079)	(47,672)
Foreign currency translation	845	110
Change in allowance for doubtful accounts and imputed interest	(903)	(493)

Total EIP receivables, net	$31,989	$32,984

Summary of Impact of Sales of EIP receivables

The following table summarizes the impact of the sales of the EIP receivables in the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
EIP receivables derecognized	$39,079	$47,672
Cash proceeds	(34,544)	(41,338)
Reversal of unamortized imputed interest	(2,638)	(3,393)
Reversal of allowance for doubtful accounts	(1,385)	(1,430)

Pre-tax loss on sales of EIP receivables	$512	$1,511